Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,666,652	$ 3,859,627	$ 3,037,920
Less: accumulated depreciation	(1,816,686)	(1,383,664)	(748,197)
Total property and equipment, net	2,849,966	2,475,963	2,289,723
Internally-developed software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,795,250	988,225	691,745
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	384,368	384,368
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,477,034	2,477,034
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 10,000	$ 10,000